Cover Page	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Central Index Key	0000779152
Entity Registrant Name	JACK HENRY & ASSOCIATES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-14112
Entity Tax Identification Number	43-1128385
Entity Address, Address Line One	663 Highway 60, P.O. Box 807
Entity Address, City or Town	Monett
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65708
City Area Code	417
Local Phone Number	235-6652
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2027
Document Fiscal Period Focus	Q1